4. Income taxes (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY
The components of deferred tax assets are as follows:
Tax losses	$ 1,131	$ 1,045	0	0
Temporary differences	4	6
Allowance for doubtful debts			4,350	2,959
Less: Valuation allowances	(908)	(815)
Net deferred tax assets	$ 227	$ 236	4,350	2,959